                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-05554

              MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 12/31

Date of reporting period: 7/1/07 -- 6/30/08

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05554
Reporting Period: 07/01/2007 - 06/30/2008
Morgan Stanley California Tax-Free Daily Income Trust

============ MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST =============

The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title):


/s/ Ronald E. Robison
------------------------------------
President and Principal Executive
Officer -- Office of the Funds

Date August 28, 2008


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